SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Bank and other cash	$ 45,104	$ 26,380	$ (74,081)
Total interest income	45,104	26,380	(74,081)
Lease liabilities	(787,340)	(491,336)	(131,291)
Other interest paid – loans	(2,952,277)	(847,520)	(103,357)
Amortization of debt discount			(140,837)
Total interest expense/ finance costs	(3,739,617)	(1,338,856)	(375,485)
Total interest (expense), net	$ (3,694,513)	$ (1,312,476)	$ (449,566)